POST-EMPLOYMENT BENEFIT - Summary of Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Health Plan
Post-employment benefits	R$ 575,840	R$ 669,475
Futura II [member] | Defined contribution [member]
Health Plan
Post-employment benefits	332	190
Futura [member] | Defined benefit [member]
Health Plan
Post-employment benefits	127,351	198,761
Health plan [member] | Health Plan
Health Plan
Post-employment benefits	R$ 448,157	R$ 470,524